UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21515

TS&W/Claymore Tax-Advantaged Balanced Fund

(Exact name of registrant as specified in charter)

2455 Corporate West Drive Lisle, IL 60532

(Address of principal executive offices) (Zip code)

Nicholas Dalmaso

2455 Corporate West Drive Lisle, IL 60532

(Name and address of agent for service)

Registrant’s telephone number, including area code: (630) 505-3700

Date of fiscal year end: December 31

Date of reporting period: September 30, 2006

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Schedule of Investments.

Attached hereto.

TS&W/CLAYMORE TAX-ADVANTAGED BALANCED FUND

Portfolio of Investments

September 30, 2006 (unaudited)

Principal Amount		Optional Call Provisions	Value
	Long-Term Municipal Bonds — 76.4%
	Alabama - 1.7%
$4,000,000	Houston County Health Care Authority
	Series 2006 A, AMBAC Insured, AAA, Aaa
	5.250%, 10/1/2030	7/1/16 @100	$4,329,760

	Arizona — 3.2%
3,300,000	Maricopa County Industrial Development Authority Health Facilities
	Revenue, Catholic HealthCare West-A, A-, A3 (a)
	5.375%, 7/1/2023	7/1/14 @ 100	3,491,466
4,500,000	Maricopa County Pollution Control Corp., Pollution Control Revenue
	Refunding Public Service Co-A-RMK, BBB, Baa2
	5.750%, 11/1/2022	11/6/06 @ 101	4,550,850

			8,042,316

	California — 14.5%
5,000,000	Alhambra Certificates of Participation
	Police Facilities 91-1-RMK, AMBAC Insured, AAA, Aaa
	6.750%, 9/1/2023	N/A	6,107,500
1,600,000	California Municipal Financial Authority Education Revenue
	American Heritage Education Foundation, Project-A, BBB-, NR	6/1/16 @ 100	1,630,272
	5.250%, 6/1/2036
2,000,000	California State Public Works Board
	University of California Research Project, Series 2006 E, AA-, Aa2
	5.000%, 10/1/2031	10/1/16 @ 100	2,122,900
5,000,000	California Statewide Communities Development Authority Revenue
	Bentley School, NR, NR (a)
	6.750%, 7/1/2032	7/1/10 @ 103	5,442,000
2,250,000	California Statewide Communities Development Authority Revenue
	Sub-Wildwood Elementary School, NR, NR
	7.000%, 11/1/2029	11/1/09 @ 102	2,396,475
2,515,000	Lincoln Improvement Board Act 1915
	Public Finance Authority-Twelve Bridges, NR, NR
	6.200%, 9/2/2025	9/2/09 @ 102	2,641,278
	Murrieta Valley Unified School District, Special Tax
	Community Facilities District No. 2000-2, NR, NR
1,625,000	6.300%, 9/1/2024	3/1/12 @ 101	1,831,066
2,505,000	6.375%, 9/1/2032	3/1/12 @ 101	2,831,752
1,800,000	Palm Springs Community Redevelopment Agency Tax Allocation
	Refunding Merged Project No. 1, Series A, A-, NR
	5.500%, 9/1/2034	9/1/14 @ 100	1,893,906
4,000,000	Palm Springs Financing Authority Lease Revenue
	Convention Center Expansion Project, Series 2004 A, MBIA Insured, AAA, Aaa
	5.500%, 11/1/2035	11/1/14 @ 102	4,419,240
915,000	Poway Community Facilities District Number 10-Area-E, NR, NR
	5.750%, 9/1/2032	9/1/08 @ 102	945,195
1,350,000	Poway Unified School District, Special Tax
	Community Facilities District Number 6-Area-A, NR, NR
	6.125%, 9/1/2033	9/1/10 @ 102	1,416,987
820,000	Snowline California Joint Union School District Community Facility
	Special Tax, No. 2002-1, Series A, NR, NR
	5.400%, 9/1/2034	3/1/07 @ 103	840,123
1,870,000	William S. Hart Joint School Financing Authority
	CFD's No's 90-1, 99-1 & 2000-1 Series 2004, BBB+, NR
	5.625%, 9/1/2034	9/1/12 @ 100	1,955,197

			36,473,892

	Colorado — 1.9%
1,355,000	Denver Health & Hospital Authority Health Care Revenue
	Series 1998 A, ACA Insured, A, NR
	5.375%, 12/1/2028	12/1/08 @ 101	1,392,019
	Denver Health & Hospital Authority Health Care Revenue
	Series 2004 A, BBB, Baa3
1,000,000	6.000%, 12/1/2031	12/1/11 @ 100	1,066,990
2,000,000	6.250%, 12/1/2033	12/1/14 @ 100	2,229,740

			4,688,749

	Delaware — 0.2%
500,000	Delaware Health Facilities Authority
	Beebe Medical Center Project, Series 2004 A, BBB+, Baa1
	5.500%, 6/1/2024	6/1/14 @ 100	536,125

	Florida — 3.2%
5,450,000	St. Johns County Industrial Development Authority
	First Mortgage Revenue
	Presbyterian Retirement, Series A, NR, NR
	5.625%, 8/1/2034	8/1/14 @ 101	5,696,122
	St. Johns County Industrial Development Authority Health Care
	Glenmoor Project, Series 2006A, NR, NR
1,000,000	5.250% 1/1/2026	1/1/16 @ 100	996,320
1,500,000	5.375% 1/1/2040	1/1/16 @ 100	1,497,555

	Illinois — 0.8%
2,000,000	Metropolitan Pier and Exposition Authority
	McCormick Place Expansion Project, Series 2004 A, AAA, A1
	5.500%, 6/15/2027	11/6/06 @ 100	2,001,500

	Indiana — 0.4%
1,000,000	Vanderburgh County (Indiana) Redevelopement
	District, Tax Increment, A-, NR
	5.250%, 2/1/2031	8/1/16 @ 100	1,049,300

			8,189,997

	Iowa — 0.7%
1,650,000	Scott County, Iowa Revenue
	Refunding-Ridgecrest Village, Series 2006, NR, NR
	5.250%, 11/15/2027	11/15/16 @ 100	1,696,910

	Kansas — 1.1%
2,500,000	Burlington Pollution Control Revenue
	Kansas Gas and Electric Co. Project, Series 2004 A, MBIA Insured, AAA, Aaa
	5.300%, 6/1/2031	6/1/14 @ 100	2,676,250

	Kentucky — 2.0%
5,000,000	Louisville/Jefferson County Metro Government Health System Revenue
	Norton Healthcare, Inc., Series 2006, A-, NR
	5.250%, 10/1/2036	10/1/16 @ 100	5,270,600

	Massachusetts — 1.8%
	Massachusetts Development Finance Agency Revenue
	Evergreen Center, BBB-, NR
1,505,000	5.500%, 1/1/2020	1/1/15@ 100	1,566,630
1,820,000	5.500%, 1/1/2035	1/1/15@ 100	1,859,785
930,000	Massachusetts Development Finance Agency Revenue
	Hampshire College, Series 2004, BBB, Baa2
	5.625%, 10/1/2024	10/1/14 @ 100	990,673

			4,417,088

	Michigan — 1.3%
3,065,000	Monroe County Michigan Hospital Finance Authority Hospital Revenue
	Refunding Mercy Memorial Hospital Corporate Obligation, BBB-, Baa3
	5.500%, 6/1/2035	6/1/16 @ 100	3,213,744

			3,213,744

	Minnesota — 2.8%
3,650,000	Duluth Economic Development Authority
	Benedictine Health System, O.G.,
	Saint Mary's Duluth Clinic Health System, Series 2004, A-, NR
	5.250%, 2/15/2028	2/15/14 @ 100	3,831,734
3,000,000	Saint Paul Minnesota Housing & Redevelopment Authority Hospital Revenue
	HealthEast Project, BB+, Baa3
	6.000%, 11/15/2035	11/15/15 @ 100	3,312,600

			7,144,334

	Missouri — 5.7%
4,690,000	Cole County Industrial Development Authority
	Senior Living Facilities Revenue
	Lutheran Senior Services Heisinger Project, NR, NR (a)
	5.500%, 2/1/2035	2/1/14 @ 100	4,928,909
6,000,000	Missouri Development Finance Board
	Branson Landing Project, Series 2004 A, BBB+, Baa1 (a)
	5.625%, 12/1/2028	6/1/14 @ 100	6,405,360
3,000,000	Missouri State Health & Educational Facilities Authority Revenue
	Senior Living Facilities Revenue
	Lutheran Senior, Series A, NR, NR (a)
	5.375%, 2/1/2035	2/1/15 @ 100	3,127,440

			14,461,709

	New Jersey — 8.3%
6,400,000	Camden County Improvement Authority
	Cooper Health System, Series 2004 A, BBB, Baa3
	5.750%, 2/15/2034	8/15/14 @ 100	6,867,840
	New Jersey Economic Development Authority Revenue
	Cigarette Tax, BBB, Baa2
1,850,000	5.750%, 6/15/2029	6/15/14 @ 100	1,988,029
1,000,000	5.500%, 6/15/2031	6/15/14 @ 100	1,051,900
5,000,000	5.750%, 6/15/2034	6/15/14 @ 100	5,339,600
2,000,000	New Jersey Educational Facilities Authority
	Fairleigh Dickinson University, Series 2002 D, NR, NR
	6.000%, 7/1/2025	7/1/13 @ 100	2,177,800
1,450,000	New Jersey Educational Facilities Authority
	Stevens Institute of Technology, Series 2004 B, BBB+, Baa2
	5.375%, 7/1/2034	7/1/14 @ 100	1,522,500
2,000,000	New Jersey Health Care Facilities Financing Authority Revenue
	Saint Elizabeth Hospital Obligated Group, BBB-, Baa3
	6.000%, 7/1/2020	7/1/07 @ 102	2,065,100

			21,012,769

	New York — 10.2%
2,000,000	Long Island Power Authority Electric System General Revenue,
	Series 2006 C, A-, A3
	5.000%, 9/1/2035	9/1/16 @ 100	2,087,400
2,500,000	Long Island Power Authority Electric System General Revenue,
	Series 2006 E, FGIC Insured, AAA, Aaa
	5.000%, 12/1/2022	12/1/16 @ 100	2,694,100
5,000,000	New York City Industrial Devolopemental Agency Revenue
	Rols-RR-II-R-634-1, AMBAC Insured, NR, Aaa (b)
	6.009%, 1/1/2046	1/1/17 @ 100	5,503,800
5,000,000	New York City
	Residual, Series 1452, AA-, NR (b)
	6.170%, 8/1/2028	8/1/16 @ 100	5,556,200
4,500,000	New York State Dorm Authority Revenue
	Cabrini of Westchester, GNMA Collateral, AA, NR
	5.200%, 2/15/2041	2/15/17 @ 103	4,854,240
1,000,000	New York State Dorm Authority Revenue
	New York University Hospitals Center, Series A, BB Ba2
	5.000%, 7/1/2026	7/1/16 @ 100	1,020,830
3,750,000	Yonkers, New York, Series 2006 A, AMBAC Insured, AAA, Aaa
	5.000%, 9/1/2031	9/1/16 @ 100	3,981,900

			25,698,470

	Ohio — 4.3%
4,560,000	Akron Bath Copley Joint Township Hospital District Revenue
	Hospital Facilities-Summa Health Systems, Series A, RADIAN Insured, AA, Aa3 (a)
	5.500%, 11/15/2034	11/15/14 @ 100	4,936,337
5,000,000	Cincinnati, Ohio City School District Refunding Classroom
	Construction & Improvement, Series 2006, FGIC Insured, AAA, Aaa
	5.250% 12/1/2031	N/A	5,819,200

			10,755,537

	Pennsylvania — 1.6%
3,750,000	Pennsylvania Higher Educational Facilities Authority
	Widener University Series 2003, BBB+, NR
	5.375%, 7/15/2029	7/15/13 @ 100	3,957,938

	Rhode Island — 3.0%
3,000,000	Rhode Island State Health & Educational Building Corporation Revenue
	Hospital Financing Lifespan Obligated Group, A-, A3
	6.500%, 8/15/2032	8/15/12 @ 100	3,441,630
3,000,000	Rhode Island State Health & Educational Building Corporation Revenue
	Prerefunded Hospital Financing Lifespan, A-, A3
	6.375%, 8/15/2021	8/15/12 @ 100	3,428,790
500,000	Rhode Island State Health & Educational Building Corporation Revenue
	Unrefunded Hospital Financing Lifespan, A-, A3
	6.375%, 8/15/2021	8/15/12 @ 100	551,985

			7,422,405

	South Carolina — 2.7%
	Lexington County Health Services District, Inc., Hospital Revenue
	Lexington Medical Center, Series 2004, A, A2
1,430,000	5.500%, 5/1/2032	5/1/14 @ 100	1,514,413
5,000,000	5.500%, 5/1/2037 (a)	5/1/14 @ 100	5,286,300

			6,800,713

	Texas — 3.0%
6,780,000	Richardson Hospital Authority Hospital Refinance & Improvement
	Richardson Regional, BBB, Baa2 (a)
	6.000%, 12/1/2034	12/1/13 @ 100	7,375,826

	Wisconsin — 2.0%
3,350,000	Wisconsin State Health & Educational Facilities Authority Revenue
	Aurora Health Care, Series A, BBB+, NR
	5.600%, 2/15/2029	2/15/09 @ 101	3,475,826
	Wisconsin State Health & Educational Facilities Authority Revenue
	Blood Center Southeastern Project, BBB+, NR
500,000	5.500%, 6/1/2024	6/1/14 @ 100	532,770
750,000	5.750%, 6/1/2034	6/1/14 @ 100	812,535

			4,821,131

	Total Long-Term Municipal Bonds - 76.4%
	(Cost $183,080,717)		192,037,061

Number of Shares			Value
	Common Stocks — 56.1%

	Chemicals — 1.8%
20,000	Ashland, Inc.		1,275,600
82,500	Dow Chemical Co.		3,215,850

			4,491,450

	Commercial Banks — 4.4%
20,000	Australia and New Zealand Banking Group Ltd. ADR (Australia)		1,999,000
42,500	HSBC Holdings PLC ADR (United Kingdom)		3,890,025
50,000	Wachovia Corp.		2,790,000
70,000	Wells Fargo & Co.		2,532,600

			11,211,625

	Commercial Services & Supplies — 1.2%
50,000	Avery Dennison Corp.	3,008,500

	Communications Equipment — 2.3%
210,000	Nokia Corp. ADR (Finland)	4,134,900
50,000	Telefonaktiebolaget LM Ericsson ADR (Sweden)	1,722,500

		5,857,400

	Computers & Peripherals — 0.8%
90,000	Seagate Technology (Cayman Islands) (c)	2,078,100

	Construction Materials — 1.0%
30,000	Martin Marietta Materials, Inc.	2,538,600

	Diversified Financial Services — 6.9%
100,000	Bank of America Corp.	5,357,000
105,000	Citigroup, Inc.	5,215,350
85,000	ING Groep N.V. ADR (Netherlands)	3,738,300
65,000	JPMorgan Chase & Co.	3,052,400

		17,363,050

	Diversified Telecommunication — 5.4%
125,000	AT&T, Inc.	4,070,000
64,050	BCE, Inc. (Canada) (c)	1,735,115
56,300	BT Group PLC ADR (United Kingdom)	2,847,091
135,000	Verizon Communications, Inc.	5,012,550

		13,664,756

	Electric Utilities — 2.7%
50,000	FirstEnergy Corp.	2,793,000
50,000	PPL Corp.	1,645,000
50,000	Progress Energy, Inc.	2,269,000

		6,707,000

	Energy Equipment & Services — 1.4%
40,000	Grant Prideco, Inc. (c)	1,521,200
80,000	Patterson-UTI Energy, Inc.	1,900,800

		3,422,000

	Food Products — 1.2%
35,000	Nestle SA ADR (Switzerland)	3,042,386

	Household Products — 1.6%
60,000	Kimberly-Clark Corp.	3,921,600

	Industrial Conglomerates — 1.9%
135,000	General Electric Co.	4,765,500

	Insurance — 3.0%
27,500	PartnerRe Ltd. (Bermuda)	1,858,175
60,000	RenaissanceRe Holdings Ltd. (Bermuda)	3,336,000
50,000	St. Paul Travelers Cos., Inc. (The)	2,344,500

		7,538,675

	Media — 1.0%
125,000	Regal Entertainment Group, Class A	2,477,500

	Metals & Mining — 1.3%
60,000	Freeport-McMoran Copper & Gold, Inc., Class B	3,195,600

	Multi-Utilities — 2.3%
40,000	Dominion Resources, Inc.	3,059,600
175,000	TECO Energy, Inc.	2,738,750

		5,798,350

	Oil, Gas & Consumable Fuels — 7.2%
65,000	BP PLC ADR (United Kingdom)	4,262,700
75,000	ChevronTexaco Corp.	4,864,500
35,000	ConocoPhillips	2,083,550
51,719	Royal Dutch Shell PLC, Class B ADR (United Kingdom)	3,536,545
50,000	Total SA ADR (France)	3,297,000

		18,044,295

	Pharmaceuticals — 5.0%
80,000	Abbott Laboratories	3,884,800
75,000	Bristol-Myers Squibb Co.	1,869,000
50,000	GlaxoSmithKline PLC ADR (United Kingdom)	2,661,500
150,000	Pfizer, Inc.	4,254,000

		12,669,300

	Real Estate Investment Trusts — 1.5%
110,000	Plum Creek Timber Co., Inc.	3,744,400

	Software — 0.7%
75,000	Sybase, Inc. (c)	1,818,000

	Tobacco — 1.5%
50,000	Altria Group, Inc.		3,827,500

	Total Common Stocks - 56.1%
	(Cost $125,901,108)		141,185,586

Principal Amount		Optional Call Provisions	Value
	Corporate Bonds — 8.6%

	Aerospace/Defense — 0.4%
$1,000,000	DRS Technologies, Inc., B, B3
	6.875%, 11/1/2013	11/1/08 @ 103.44	987,500

	Apparel — 0.4%
1,000,000	Phillips-Van Heusen Corp., BB, B1
	7.250%, 2/15/2011	2/15/08 @ 103.63	1,010,000

	Auto Manufacturers — 0.4%
1,000,000	Navistar International, NR, NR
	7.500%, 6/15/2011	6/15/08 @ 103.75	996,761

	Computers — 0.2%
575,000	Seagate Technology HDD H (Cayman Islands), BB+, Ba1
	6.375%, 10/1/2011	N/A	572,125

	Diversified Financial Services — 0.4%
1,000,000	General Motors Acceptance Corp., BB, Ba1
	6.875%, 9/15/2011	N/A	994,702

	Electric — 0.2%
500,000	Reliant Energy, Inc., B, B2
	9.500%, 7/15/2013	7/15/08 @ 104.75	518,750

	Electronics — 0.3%
700,000	IMAX Corp. (Canada), B-, Caa1
	9.625%, 12/1/2010	12/1/07 @ 104.81	666,750

	Food — 1.2%
2,465,000	Dean Foods Co., BB-, Ba2
	7.000%, 6/1/2016	N/A	2,465,000
335,000	Smithfield Foods, Inc., BB, Ba2
	7.000%, 8/1/2011	N/A	337,513

			2,802,513

	Forest Products & Paper — 0.1%
400,000	Boise Cascade LLC, B+, B2
	7.125%, 10/15/2014	10/15/09 @ 103.56	373,000

	Health Care — 0.2%
640,000	Davita, Inc., B, B3
	7.250%, 3/15/2015	3/15/10 @ 103.63	628,800

	Home Builders — 0.4%
1,000,000	K. Hovnanian Enterprises, BB, Ba1
	6.500%, 1/15/2014	N/A	915,000

	Home Furnishings — 0.4%
1,000,000	Sealy Mattress Co., B, B2
	8.250%, 6/15/2014	6/15/09 @ 104.13	1,020,000

	Insurance — 0.8%
1,000,000	Markel Capital Trust I, BB, Ba1
	8.710%, 1/1/2046	1/1/07 @ 104.36	1,048,044
1,000,000	Presidential Life Corp., B-, B2
	7.875%, 2/15/2009	N/A	960,000

			2,008,044

	Iron/Steel — 0.4%
1,125,000	AK Steel Corp., B+, B2
	7.875%, 2/15/2009	11/20/06 @ 101.31	1,120,781

	Office/Business Equipment — 0.4%
1,000,000	Xerox Capital Trust I, B+, Ba2
	8.000%, 2/1/2027	2/1/07 @ 102.45	1,020,000

	Oil & Gas — 0.4%
1,000,000	Giant Industries, Inc., B-, B2
	8.000%, 5/15/2014	5/15/09 @ 104.00	1,082,500

	Packaging & Containers — 0.4%
1,100,000	Stone Container Finance (Canada), CCC+, B2
	7.375%, 7/15/2014	7/15/09 @ 103.69	1,001,000

	Real Estate Investment Trusts — 0.4%
750,000	Saxon Capital, Inc., B, B2 (d)
	12.000%, 5/1/2014	N/A	1,039,970

	Retail — 0.5%
700,000	Dillards, Inc., BB, B2
	7.130%, 8/1/2018	N/A	686,000
475,000	Pantry, Inc. (The), B, B3
	7.750%, 2/15/2014	2/15/09 @ 103.88	476,188

			1,162,188

	Semiconductors — 0.1%
345,000	Advanced Micro Devices, Inc., B+, Ba3
	7.750%, 11/1/2012	11/1/08 @ 103.88	350,175

	Telecommunications — 0.2%
500,000	American Cellular Corp., CCC, B3
	10.000%, 8/1/2011	8/1/07 @ 105.00	523,750

	Transportation — 0.4%
850,000	Overseas Ship Holding Group, BB+, Ba1
	8.750%, 12/1/2013	3/15/08 @ 104.13	909,500

	Total Corporate Bonds - 8.6%
	(Cost $21,596,413)		21,703,808

Number of Shares			Value
	Preferred Stocks — 6.3%

	Capital Markets — 0.5%
50,000	Merrill Lynch, 6.375%, A-, A2		1,294,500

	Commercial Banks — 0.2%
20,000	Royal Bank of Scotland Group PLC (United Kingdom), 6.350%, A, A1		506,000

	Diversified Financial Services — 1.1%
60,000	ABN Amro Capital Trust VII, 6.080%, A, A2		1,471,200
50,000	CIT Group, Inc., 6.350%, BBB+, Baa1		1,290,500

			2,761,700

	Insurance — 1.0%
50,000	Aegon NV (Netherlands), 6.500%, A-, A3		1,268,500
50,000	Metlife, Inc., 6.500%, BBB, Baa1		1,295,500

			2,564,000

	Media — 0.2%
20,000	Comcast Corp., 7.000%, BBB+, Baa2		503,750

	Pipelines — 0.2%
15,000	Dominion Consolidated Natural Gas Capital Trust I, 7.800%, BB+, Baa2		381,450

	Real Estate Investment Trusts — 3.1%
20,000	Apartment Investment & Management Co., 7.750%, B+, Ba3		507,400
20,000	Brandywine Realty Trust, Series C, 7.500%, NR, NR		503,000
11,000	Capital Automotive REIT, Series A, 7.500%, NR, B1		233,063
20,000	CBL & Associates Properties, Series C, 7.750%, NR, NR		518,000
25,000	CBL & Associates Properties, Series D, 7.375%, NR, NR		630,000
20,000	Developers Diversified Realty, 8.600%, BBB-, Baa3		508,600
25,000	First Industrial Realty Trust, 7.250%, BBB-, Baa3		628,750
5,461	Glenborough Realty Trust, Inc., Series A, 7.750%, NR, Ba3		137,890
20,000	Health Care REIT, Inc., Series D, 7.875%, BB+, Ba1		515,000
20,000	iStar Financial, Inc., Series I, 7.500%, BB+, Ba1		502,200
29,400	Mills Corp. (The), Series G, 7.875%, NR, NR		570,654
12,000	PS Business Parks, Inc., 7.000%, BBB-, Baa3		300,000
20,000	Realty Income Corp., Series D, 7.375%, BBB-, Baa3		508,000
18,500	Regency Centers Corp., 7.250%, BBB-, Baa3		468,975
25,000	Taubman Centers, Inc., 8.000%, B+, B1		660,158
25,000	Vornado Realty Trust, Series E, 7.000%, BBB-, Baa3		639,250

			7,830,939

	Total Preferred Stocks
	(Cost $15,824,813)		15,842,339

	Investment Companies — 0.1%
5,000	DWS RREEF Real Estate Fund II		134,100
7,000	Neuberger Berman Real Estate Income Fund		129,570

	Total Investment Companies
	(Cost $183,869)		263,670

	Total Long-Term Investments—147.5%
	(Cost $346,586,920)	371,032,464

Principal Amount		Value
	Short-Term Investments — 7.9%
1,545,000	Missouri Development Financial Board Cultural Facilities Revenue
	Nelson Gallery Foundation, Series A, JPMorgan Insured, AAA, Aaa (e)
	3.890% , 12/1/2033	1,545,000
200,000	New York City Municipal Water Financial Authority Water and Sewer System Revenue
	Series A, FGIC Insured, AAA, Aaa (e)
	3.780%, 6/15/2025	200,000
10,400,000	New York City Municipal Water Financial Authority Water and Sewer System Revenue
	Series G, FGIC Insured, AAA, Aaa (e)
	3.800%, 6/15/2024	10,400,000
7,600,000	New York City Transitional Financial Authority
	Subseries 2A, AAA, Aa2 (e)
	3.780%, 11/1/2022	7,600,000

	Total Short-Term Investments
	(Cost $19,745,000)	19,745,000

	Total Investments — 155.4%
	(Cost $366,331,920)	390,777,464

	Liabilities in excess of Other Assets — -7.7%	(19,248,493)
	Preferred Shares, at Liquidation Value - (-47.7% of Net Assets
	Applicable to Common Shares or -30.7% of Total Investments)	(120,000,000)

	Net Assets Applicable to Common Shareholders — 100.0%	$251,528,971

ACA	ACA Financial Guaranty Corporation
ADR	American Depositary Receipt
AMBAC	Ambac Assurance Corporation
FGIC	Financial Guaranty Insurance Company
GNMA	Government National Mortgage Association
JPMorgan	JPMorgan Chase Bank
LLC	Limited Liability Corporation
MBIA	MBIA Insurance Corporation
N/A	Not Applicable
PLC	Public Limited Company.
RADIAN	Radian Asset Assurance, Inc.
REIT	Real Estate Investment Trust

(a)	All or a portion of these securities have been physically segregated in connection with swap agreements.

(b)	Variable rate security. Interest rate shown is that in effect at September 30, 2006.

(c)	Non-income producing security.

(d)	Securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2006, these securities amounted to $1,039,970 or 0.4% of Net Assets Applicable to Common Shares.

(e)	Security has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term security. The rate shown is as of September 30, 2006.

Ratings shown are per Standard & Poor's and Moody's and are unaudited. Securities classified as NR are not rated.

All percentages shown in the Portfolio of Investments are based on Net Assets Applicable to Common Shareholders unless otherwise noted.

Country Allocation*
United States	85.9%
United Kingdom	5.3%
Bermuda	1.6%
Netherlands	1.5%
Finland	1.2%
France	1.0%
Switzerland	0.9%
Cayman Islands	0.8%
Canada	0.7%
Australia	0.6%
Sweden	0.5%
* Based on Total Investments. Subject to change daily.

The Fund entered into interest rate swap agreements during the period ended September 30, 2006. Details of the swap agreements outstanding as of September 30, 2006 were as follows:

Interest Rate Swap Agreements

Counterparty	Termination Date	Notional Amount (000)	Fixed Rate	Floating Rate*	Unrealized Appreciation/ Depreciation
JP Morgan Chase & Co.	8/1/37	$20,750,000	4.462%	BMA	$(1,060,145)
Morgan Stanley	12/29/36	10,000,000	4.056%	BMA	20,285

					$(1,039,860)

*	BMA—Bond Market Association Municipal Swap Index.

For each swap noted, the Fund pays a fixed rate and receives a floating rate.

See previously submitted notes to financial statements for the period ended June 30, 2006.

Item 2.	Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded, based on such evaluation, that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that may have materially affected or is reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act (17 CFR 270.30a-2(a)), are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TS&W/Claymore Tax-Advantaged Balanced Fund

By:	/s/ Nicholas Dalmaso
Nicholas Dalmaso Chief Legal and Executive Officer

Date: November 15, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Nicholas Dalmaso
Nicholas Dalmaso Chief Legal and Executive Officer

Date: November 15, 2006

By:	/s/ Steven M. Hill
Steven M. Hill Treasurer and Chief Financial Officer

Date: November 15, 2006